GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill change in carrying amount (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Change in the carrying amount of goodwill
Balance at beginning of the year	¥ 32,523,983	¥ 32,009,025
Less: Disposal	(1,512,081)	(32,009,025)
Add: Acquisition of Qihuang Huizhi	997,123
Balance at end of the year	¥ 32,009,025	¥ 0